Property and Equipment (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Cost		$ 39,955
Accumulated Amortization		554
Net	$ 39,089	39,401
Equipment [Member]
Cost		2,102
Accumulated Amortization		358
Net		1,744
Product molds [Member]
Cost		37,243
Accumulated Amortization
Net		37,243
Computers [Member]
Cost		610
Accumulated Amortization		196
Net		$ 414